STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

February 19, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Dynamic Alternatives Fund, Inc. (811-22361; 333-163566)
Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the "Commission"), is Pre-Effective Amendment No. 2 ("Amendment No. 2") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement").  The prospectus and statement of additional information ("SAI") filed as part of Amendment No. 2 are marked to show changes from the versions of the prospectus and SAI filed as part of Pre-Effective Amendment No. 1 to the Registration Statement filed on December 16, 2009 ("Amendment No. 1").  These changes consist primarily of changes made in response to comments provided by Mr. John Grzeskiewicz of the staff (the "Staff") of the Commission to David Stephens of Stroock & Stroock & Lavan LLP by letter dated January 25, 2010.  Set forth below is a summary of the Staff's comments and the Registrant's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in Amendment No. 2.

PROSPECTUS

Cover Page

1.      Staff Comment.  Provide the Staff with the actual cover page that the Fund intends to use on its summary prospectus.

Response.  We have been advised by Fund Management that there is no current intention for the Fund to use a summary prospectus to satisfy the prospectus delivery requirements under the Securities Act of 1933.  Consequently, no actual cover page is available.  If the Fund were to use the option of sending the summary prospectus to satisfy its prospectus delivery obligations, the cover page would comply with applicable requirements and a copy would be filed with the Commission.

Fund Summary—Investment Objective

2.      Staff Comment.  Explain (e.g., in a parenthesis) what is meant by "investment returns."  See also, Comment 11 below.

Response.  The Fund's investment objective has been revised to refer to total return (consisting of capital appreciation and income), and is now stated as follows:  "The fund seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRI Fund Weighted Composite Index."

3.      Staff Comment.  In your response letter, please explain to the Staff how the Fund can realistically expect to approximate or exceed a hedge fund index without investing in hedge funds while being subject to the 1940 Act's restrictions on leverage, borrowing and affiliated transactions and its requirements for liquidity and transparency.

Response.  We have been advised by the portfolio management team of the Fund's sub-adviser that their research has shown that a large portion of hedge fund returns are attributable to market risk factors, namely, various equity, fixed income, currency and commodity returns.  According to their research, a portfolio with the appropriate long and short positions in the instruments described in the prospectus is able to approximate the returns of the HFRI Index.  Moreover, the portfolio management team believes that the overall hedge fund universe represented by the HFRI Index has exposures to market factors that are moderate and well within the restrictions on leveraging under the 1940 Act.  In addition, the sub-adviser's replication methodology does not involve mimicking strategies that are commonly employed by individual hedge funds, which may exceed the 1940 Act's restrictions on leverage, borrowing and affiliated transactions and its requirements for liquidity and transparency.  The sub-adviser's replication methodology relies on replicating the statistical properties of the overall index returns rather than the actual strategies employed by many individual hedge funds.

Fund Summary—Fees and Expenses

4.      Staff Comment.  Move the last sentence in the introductory paragraph that refers to the deferred sales charge of 1.00% of $1 million or more of Class A shares if redeemed within one year of purchase to the main body of the prospectus after the summary prospectus.

Response.  The sentence has been deleted from the introductory paragraph.  A similar statement is in the detailed prospectus.

5.      Staff Comment.  With respect to "Maximum redemption fee," delete "maximum" and change "transaction amount" to "amount redeemed" in the parenthetical.

Response.  The requested deletion and change have been made.

6.      Staff Comment.  Change "Net operating expenses" to "Total annual fund operating expenses (after fee waiver and/or expense reimbursement)".

Response.  The requested change has been made.

7.      Staff Comment.  Delete the first two paragraphs of narrative disclosure that follow the fee table.

Response.  The requested deletion has been made.

8.      Staff Comment.  (a) The paragraph that describes the contractual fee waivers and expense reimbursement agreement should stay, but add disclosure as to who can terminate the arrangement and under what circumstances.  (b) The contractual agreement to waive the management fee in an amount equal to the management fee paid to Dreyfus by the subsidiary must be in effect for at least one year.  If there is no assurance that the waiver will be in effect for at least one year, this disclosure should be deleted from the summary prospectus.  (c) Specify what form the "undertaking" takes.  Is it a written agreement or contract?

Response.  As indicated in the disclosure, both undertakings are contractual and will continue in place at least until March 1, 2011; these undertakings cannot be terminated before March 1, 2011.  In addition, the undertaking to waive an amount equal to the fee the subsidiary pays to Dreyfus may not be terminated after March 1, 2011 for so long as the Fund invests in the subsidiary unless Dreyfus obtains the prior approval of the Fund's board.

Fund Summary—Expense Example

9.      Staff Comment.  Delete "Expense" from the heading "Expense Example."

Response.  The requested deletion has been made.

Fund Summary—Principle Investment Strategy

10.      Staff Comment.  State the Fund is non-diversified.

Response.  The disclosure under "Principal Investment Strategy" now states that the Fund is "non-diversified" under the 1940 Act.

11.      Staff Comment.  Briefly describe the HFRI index and clarify whether it consists only of hedge funds or whether hedge funds are only a portion of the index.  If hedge funds are only a portion of the index, how will the Fund determine the "investment return" of the hedge funds?

Response.  Disclosure has been added briefly describing the HFRI Index and clarifying that the HFRI Index consists only of hedge funds.

12.      Staff Comment.  In the last paragraph, briefly describe equity index futures and options, bond futures, currency forward contracts, commodity index futures and swaps.  Disclose that such investments require the Fund to maintain coverage or establish segregated asset accounts.

Response.  Disclosure briefly describing futures, options, currency forwards and swaps and that the Fund may be required to segregate liquid assets, or otherwise cover its obligations, relating to its transactions in derivatives has been added.

13.      Staff Comment.  With respect to the wholly-owned and controlled subsidiary, please inform the Staff (a) whose laws will govern the subsidiary, (b) whether there will be a look-through or replication of the Fund's investment objectives, policies and restrictions, and (c) whether the subsidiary's board of directors will sign the Fund's registration statement.  The subsidiary should also submit undertakings to submit to inspection by the Commission, to designate an agent for service of process, and to include its financials in all the Fund's subsequent filings.

Response.  The subsidiary has been organized and will be operated in a manner that is substantially identical to the currently existing wholly-owned subsidiaries of several mutual funds seeking exposure to commodity markets, including, PIMCO Commodity Real Return Strategy Fund (811-5028), Goldman Sachs Commodity Strategy Fund (811-05349), Oppenheimer Commodity Strategy Total Return Fund (811-07857), Legg Mason Permal Tactical Allocation Fund (811-06444), and Direxion Commodity Trends Strategy Fund (811-8243).  Although the subsidiary is organized under the laws of the Cayman Islands, the subsidiary will be subject to the same investment restrictions and limitations and will follow the same compliance policies and procedures as the Fund.  The Fund's chief compliance officer will oversee implementation of the subsidiary's policies and procedures and will test for compliance with investment restrictions on a consolidated basis, except that with respect to the subsidiary's investment in instruments that may involve leverage, the subsidiary will comply with the asset segregation requirements to the same extent as the Fund.  As a result, Dreyfus and Mellon Capital, in managing the subsidiary's portfolio, are subject to the same investment policies and restrictions that apply to management of the Fund, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and timing and method of the valuation of the subsidiary's portfolio investments and shares.  The subsidiary's financial statements will be included in the Fund's annual (which will include the subsidiary's full audited financial statements) and semi-annual (which will include the subsidiary's unaudited financial statements) reports provided to shareholders.  Copies of the books and records of the subsidiary, required to be maintained by the 1940 Act, will be kept by Mellon Capital and Dreyfus.  As requested, the subsidiary will submit to inspection by the Commission and will designate an agent for service of process.  The subsidiary has its own board responsible for overseeing the operations of the subsidiary.  The board members of the subsidiary do not intend to sign the Fund's registration statement.

14.      Staff Comment.  The disclosure in the last paragraph of this section states that the Fund expects to hold a significant portion of its assets in U.S. government securities, short term debt, cash equivalents and the like.  Again, following up on Comment 3, this would seem to make the goal of approximating or exceeding the performance of hedge funds less likely to be attained.

Response.  We have been advised by the portfolio management team of the Fund's sub-adviser that they will implement the Fund's investment process and gain beta exposures to specific asset classes using primarily a combination of long or short positions in equity index futures and options, U.S. Treasury and foreign sovereign bond futures, currency forward contracts, and commodity and commodity index futures, and index total rate of return swaps.  The Fund's obligations under these derivative instruments will be collateralized by U.S. government securities, short term debt, and cash equivalents.

Fund Summary—Principal Risks

15.      Staff Comment.  Alternative asset categories and investment strategies risk.  (a) Since the Fund does not actually invest in hedge funds and since under the 1940 Act it may be barred from using many of the strategies and asset categories that presumably enable hedge funds to obtain higher returns, should this disclosure be balanced by further disclosure that the Fund's replication strategy has a high probability of failing?  (b) To the second sentence in this paragraph, add "but the Fund does not intend to invest in hedge funds."

Response.  The disclosure under "Principal Risks" has been revised to be balanced to the extent Fund Management deems appropriate given the investment strategy of the portfolio management team.  The requested disclosure regarding the Fund not investing in hedge funds has been added as the first sentence under the indicated risk factor.

16.      Staff Comment.  Index/tracking error risk.  Explain how commodity trading advisors are "included" in the HFRI Index.

Response.  Disclosure has been added clarifying that commodity trading advisors are those hedge funds included in the HFRI Index that are registered with the Commodity Futures Trading Commission as commodity trading advisors.  Applicable disclosure under Index/tracking error risk has been revised.

17.      Staff Comment.  Non-diversification risk.  Please revise the disclosure to read as follows:  "Because the fund invests a relatively high percentage of its assets in a limited number of issuers, the fund's performance may be more vulnerable…"

Response.  The disclosure has been revised to read as follows: "Because the fund may invest a relatively high percentage of its assets in a limited number of issuers, the fund's performance may be more vulnerable….".

Fund Summary—Performance

18.      Staff Comment.  Will the Fund use the HFRI Fund Weighted Composite Index as its principle benchmark index as required by Item 4(b)(2)(iii) of Form N-1A?  If so, explain in your response letter how the index qualifies as an "appropriate broad-based securities index."  If not, which index will the Fund use and will the hedge fund index be used as an additional index?

Response.  The Fund intends to use the HFRI Index as its principle benchmark index as required by Item 4(b)(2)(iii) of Form N-1A.  The HFRI Index, which is designed to measure the total returns (net of fees) of the approximately 2,000 hedge funds, is an appropriate index given the Fund's investment objective and policies.  The HFRI Index is administered by a third party and its returns are available at www.hedgefundresearch.com (the Fund will also disclose the returns of the Index when disclosing its returns on the Fund's website).

Fund Summary—Portfolio Management

19.      Staff Comment.  Give the actual titles of the portfolio managers and whether those positions are with Dreyfus or the sub-adviser.

Response.  The actual titles of the portfolio managers with the sub-adviser have been provided.

Fund Summary—Purchase and Sale of Fund Shares

20.      Staff Comment.  Delete the second sentence:  "Certain types of accounts…".

Response.  The sentence has been deleted.

21.      Staff Comment.  In the third sentence, add "on any business day" after "You may sell your shares…".

Response.  The requested phrase has been added.

22.      Staff Comment.  Delete the last sentence:  "Your shares will be sold…".

Response.  The sentence has been deleted.

Fund Details—Goal and Approach

23.      Staff Comment.  Define "investment return."  Does "investment return" include yield, total return, capital appreciation, any or all of the above?

Response.  The Fund's investment objective has been revised to refer to total return (consisting of capital appreciation and income), and is now stated as follows:  "The fund seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRI Fund Weighted Composite Index."

24.      Staff Comment.  Disclose whether the Fund will give shareholders prior notice before its investment objective is changed.

Response.  The disclosure has been revised to state that the Fund's investment objective may be changed upon 60 days' prior notice to shareholders.

25.      Staff Comment.  Disclose the name of the wholly-owned and controlled subsidiary in which the Fund may invest up to 25% of its assets.

Response.  The requested disclosure has been provided.

26.      Staff Comment.  In your response letter, explain the business and tax reasons for organizing the subsidiary under the laws of the Cayman Islands rather than in the United States.

Response.  By reason of its incorporation in the Cayman Islands, and based on its anticipated activities, the subsidiary will not be subject to direct U.S. taxation on its investment income, based on certain provisions in the Internal Revenue Code exempting from U.S. tax income and gains from trading in stocks or securities or certain commodities.  Nor will the subsidiary be subject to Cayman Island taxes.  In contrast, if the subsidiary were incorporated in the United States, the subsidiary would be subject to U.S. corporate income tax on all of its income.  Many of the currently existing wholly-owned subsidiaries of those mutual funds seeking exposure to commodity markets also are incorporated in the Cayman Islands.

27.      Staff Comment.  The disclosure states that "the subsidiary, unlike the fund, may invest without limitation in commodity-linked securities and derivative instruments."  Explain in the disclosure what limits the Fund's ability to invest in commodity-linked securities and derivative instruments.  Explain in your response letter why such limitation does not pass through to the Fund's investment in its subsidiary.

Response.  The disclosure has been revised to state that one of the requirements for favorable tax treatment as a regulated investment company is that the Fund derive at least 90% of its gross income from certain qualifying sources of income and that the Internal Revenue Service has issued a revenue ruling which holds that income derived from commodity-linked swaps and other similar commodity-linked derivative instruments is not qualifying income.  The Internal Revenue Service has issued several private letter rulings confirming that income from a fund's investment in a subsidiary will constitute "qualifying income" for purposes of the 90% income test.

28.      Staff Comment.  Is the Fund's investment in its wholly-owned subsidiary designed to comply with Rule 17a-3 under the 1940 Act?  If so, explain in your response letter what measures have been taken to ensure that it will be in compliance with the restrictions on indebtedness imposed by paragraph (b) of Rule 17a-3.

Response.  Like many of the currently existing wholly-owned subsidiaries of those mutual funds seeking exposure to commodity markets, the purpose of the Fund's subsidiary is to invest in commodity index-linked securities and other commodity-linked securities and derivative instruments, including futures, options and swap contracts, and structured notes, that provide exposure to the commodity markets.  The Fund will own all of the subsidiary's outstanding securities (other than any directors' qualifying shares).  The subsidiary will be subject to the same investment restrictions and limitations and will follow the same compliance policies and procedures as the Fund, including those implemented to comply with Section 18 of the 1940 Act.  Accordingly, the subsidiary will comply with the 1940 Act asset coverage requirements with respect to its investments in commodity-related securities that apply to the Fund's transactions in these instruments and will not incur indebtedness in violation of Rule 17a-3.  The Fund's chief compliance officer oversees implementation of the subsidiary's policies and procedures and reports to the Fund's board.

29.      Staff Comment.  In the second paragraph of this section, there is a reference to "sub-indices comprising the HFRI Index."  Disclose the nature of these sub-indices and of what they consist.

Response.  The disclosure has been revised to describe the HFRI Index's four main categories.

30.      Staff Comment.  Clarify whether the "proprietary statistical model" uses anything else besides the "beta categories" and "common factors" to replicate the returns of the HFRI Index.  Clarify whether the portfolio managers take into consideration anything else in deciding which investments to buy or sell.

Response.  The disclosure has been clarified as requested.

31.      Staff Comment.  Disclose how often the portfolio managers review the data from registered commodity trading advisors and how current is that data.

Response.  The requested disclosure has been provided.

32.      Staff Comment.  The fourth paragraph sets forth the assumptions as to the correlations of hedge funds and managed futures to stock markets that underlie the Fund's investment strategy.  Should not this discussion be included in the summary prospectus?

Response.  The disclosure has been revised and included in the summary.

33.      Staff Comment.  Specify the kinds of swaps the Fund will invest in and the risks that pertain to each kind of swap.

Response.  The disclosure has been revised to state that the Fund will invest in index total rate of return swaps and describe certain risks pertaining to such swaps.

34.      Staff Comment.  In your response to Staff comments, please explain why structured notes and exchange traded notes are not discussed in the summary prospectus.

Response.  Although not currently deemed to be part of the Fund's principal investment strategy, the disclosure has been revised to discuss structured notes and exchange traded notes in the summary.

35.      Staff Comment.  Disclose whether the wholly-owned and controlled subsidiary will have the same board of directors and investment adviser as the Fund, and whether its contracts will comply with the 1940 Act.

Response.  The disclosure states that the Fund and the subsidiary will not have the same board of directors.  Each board will be comprised primarily of directors who are not "interested persons" of the Fund or Dreyfus.  The Fund and the subsidiary each will be managed by Dreyfus and sub-advised by Mellon Capital.  The disclosure has been revised to state that the subsidiary's advisory contracts will comply with the 1940 Act.

Fund Details—Investment Risks

36.      Staff Comment.  We note that certain risks here are not disclosed or summarized in the summary prospectus, please explain in your response to the Staff why such risks have been omitted from the summary prospectus.

Response.  The "Principal Risks" section of the summary has been revised to include a summary of those risks included in response to Item 9(c) of Form N-1A to which the Fund's portfolio as a whole is subject.  Risks that are particular to certain specific securities, such as ETFs and ETNs, have been omitted from the summary because they are not considered to be principal risks.

37.      Staff Comment.  Subsidiary risk.  It is stated here that the Fund "intends to rely on [a] private letter ruling" from the IRS, but later under "Tax risk" it is stated that the Fund "has applied" for such a ruling.  Please conform these two statements.

Response.  The two statements have been conformed.

Shareholder Guide—Buying and Selling Shares

38.      Staff Comment.  Disclose whether the Fund will value exchange-traded funds at net asset value or market price.

Response.  The disclosure has been revised to state that exchange-traded funds will be valued at market price.

39.      Staff Comment.  Clarify whether dealers are the only intermediaries through whom investors may purchase Fund shares.

Response.  The disclosure has been clarified.

40.      Staff Comment.  Although the beginning of the "Shareholder Guide" indicates that the Fund is designed for people investing through a third party, there is no disclosure here about buying and selling through third parties.  Revise the disclosure to resolve this apparent inconsistency.

Response.  Although the Fund, like most multi-class funds in the Dreyfus Family of Funds, is designed for people investing through a third party, individuals are not prohibited from purchasing or selling shares directly through the Fund's distributor and the disclosure is intended to facilitate such transactions by individuals.  In addition, third parties may use the disclosed procedures to effect transactions on behalf of their clients.  Accordingly, Dreyfus does not view the disclosure as being inconsistent and requests that the comment be waived.

41.      Staff Comment.  Disclose what other entities are "authorized" to receive sell orders.  Inform the Staff whether the Fund has written agreements with such entities.

Response.  The disclosure has been revised to identify an "authorized entity" as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund's distributor.

STATEMENT OF ADDITIONAL INFORMATION

Description of the Fund—Certain Portfolio Securities

42.      Staff Comment.  Some investments described here are not mentioned in the prospectus.  To the extent that the Fund intends to invest in such instruments so that they might materially affect the performance of the Fund or the decision of an investor to purchase shares, such investments, and their accompanying risks, should be discussed in the prospectus.

Response.  The Fund believes that all instruments (and their related risks) in which the Fund intends currently to invest that might have a material affect on the Fund's performance or the decision of an investor to purchase shares of the Fund are disclosed in the Fund's prospectus.  Should the Fund's investment strategy change subsequently, the Fund will revise its prospectus and SAI accordingly.

Description of the Fund—Investment Restrictions

43.      Staff Comment.  (a) With respect to the industry concentration policy, the Fund reserves the freedom to invest more than 25% of the value of its assets in a single industry "to the extent that one or more component factors (as described in the Prospectus) are or become concentrated in a particular industry or group of industries."  "Component factors" is not used in the prospectus.  Revise this sentence to be consistent with the disclosure in the prospectus and to be precise by about what [those] factors are.  (b) Also disclose the maximum percentage of assets that can be invested in a single industry or group of industries under such circumstances and the risks involved.  See, Instruction to Item 16(c)(1) of Form N-1A.  (c) Please explain in your response to the Staff the basis for the Fund's belief that it has the flexibility to depart from its concentration policy under such circumstances and for the phrase "as otherwise permitted by the SEC."

Response.  The disclosure has been revised to delete the erroneous reference to "component factors" and the subject phrase regarding the flexibility to depart from its concentration policy.

Management of the Fund—Board Members of the Fund

44.      Staff Comment.  The directors and officers of the Fund, including the requisite number of disinterested directors, should be furnished by a pre-effective amendment.

Response.  A meeting of the Fund’s prospective Board, all of whose members will be independent, has been scheduled for next week.  Thereafter, the SAI will be revised to include the director and officer information required by Form N-1A.

GENERAL COMMENTS

45.      Staff Comment.  We note that portions of the disclosure have been left blank.  We may have further comments on such portions when you complete them in a pre-effective amendment, or on disclosure made in response to this letter, or on exhibits added in a pre-effective amendment.

Response.  Substantial information has been added to Amendment No. 2.  We understand that you may have further comments on the new portions of Amendment No. 2, disclosures made in response to the Staff's comments or information supplied supplementally in Amendment No. 2.

46.      Staff Comment.  Please supply the undersigned with copies of any exemptive applications and no-action requests the Fund has submitted, or will submit, in connection with registration of its shares.

Response.  The Fund has not submitted, and does not intend to submit, any exemptive application or no-action request in connection with the Registration Statement.

47.      Staff Comment.  Please review and revise the prospectus where necessary so as to conform to the Commission's plain English requirements of Rule 421 under Regulation C under the Securities Act of 1933.  See, Office of Investor Education and Assistance, U.S. Securities and Exchange Commission, A Plain English Handbook (1998).

Response.  The prospectus has been revised to respond to the Staff's comments provided herein.  The Fund has made other minor revisions to the prospectus and believes the disclosure conforms with the Commission's stated plain English requirements.

The Registrant anticipates seeking acceleration of the effective date of the Registration Statement to March 1, 2010, or shortly thereafter, and will file acceleration requests with Pre-Effective Amendment No. 3 to the Registration Statement, which will include disclosure to comply with Comment #44 and also will include the necessary exhibits required under Part C of Form N-1A.  The Fund's Tandy letter is enclosed with this response letter.  Should members of the Staff have any questions or comments, please contact me at 212.806.6138 or, in my absence, contact Nicole M. Runyan at 212.806.6443.

Very truly yours,

/s/ David Stephens
David Stephens

cc:	Nicole M. Runyan
Jeff Prusnofsky

February 19, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  John Grzeskiewicz

Re:	Dreyfus Dynamic Alternatives Fund, Inc. (811-22361; 333-163566)
Registration Statement on Form N-1A

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

DREYFUS DYNAMIC ALTERNATIVES FUND, INC.

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Vice President